INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2019			$ 206,180
Equity in net earnings/(loss) of affiliate	$ 1,181	$ (71)	2,773	$ (71)
Equity in net assets of affiliate at September 30, 2019	196,045		196,045
Hilli LLC
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2019			206,180
Dividend (Note 13)			(12,908)
Equity in net earnings/(loss) of affiliate			2,773
Equity in net assets of affiliate at September 30, 2019	$ 196,045		$ 196,045